Geographical Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended										12 Months Ended
	Dec. 31, 2012		Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011		Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 3,259.3		$ 3,085.7	$ 3,108.1	$ 3,056.8	$ 3,089.3		$ 2,932.9	$ 2,854.0	$ 2,682.6	$ 12,509.9		$ 11,558.8		$ 10,393.1
Long-Lived Assets	1,726.4	[1]				1,611.3	[1]				1,726.4	[1]	1,611.3	[1]	1,319.9	[1]
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues											6,424.4	[2]	6,023.9	[2]	5,806.8	[2]
Long-Lived Assets	862.4	[1]				797.9	[1]				862.4	[1]	797.9	[1]	708.5	[1]
China
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues											735.8	[2]	559.6	[2]	405.3	[2]
Germany
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues											681.5	[2]	698.3	[2]	592.9	[2]
Long-Lived Assets	165.2	[1]				158.6	[1]				165.2	[1]	158.6	[1]	121.7	[1]
United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues											507.1	[2]	472.3	[2]	409.6	[2]
Long-Lived Assets	223.9	[1]				209.2	[1]				223.9	[1]	209.2	[1]	170.4	[1]
All Other Countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues											4,161.1	[2]	3,804.7	[2]	3,178.5	[2]
Long-Lived Assets	$ 474.9	[1]				$ 445.6	[1]				$ 474.9	[1]	$ 445.6	[1]	$ 319.3	[1]

[1]	Includes property, plant and equipment, net.
[2]	Revenues are attributed to countries based on customer location.